Schedule of range of exercise prices of outstanding warrants (Details)	May 31, 2019 Share $ / shares	May 31, 2018 Share	May 31, 2017 Share
Schedule Of Warrant [Line Items]
Outstanding	6,763,623	7,889,334	10,514,168
Oct 06, 2019
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 0.60
Outstanding	1,055,760
Nov 08, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 0.85
Outstanding	525,000
Dec 05, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 0.85
Outstanding	75,000
Dec 21, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 1.17
Outstanding	2,397,675
Jan 04, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 1.17
Outstanding	2,243,522
Aug 11, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 0.45
Outstanding	383,333
Aug 30, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 0.45
Outstanding	83,333